UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Annual Report
November 30, 2017

Validea Market Legends ETF
Ticker: VALX

Validea Market Legends ETF

Validea Market Legends ETF

Dear Validea Market Legends ETF Shareholders,

Thank you for your investment in the Validea Market Legends ETF (“VALX”), referred to herein as “the Fund”. The information presented in this letter relates to the performance of the Fund during the fiscal year ended November 30, 2017.

The Fund is an actively managed ETF that invests in equity securities selected using Validea Capital’s proprietary investment system, which is based on our interpretation of the published investment strategies of Wall Street legends. In total, Validea Capital runs over 20 distinct fundamentally-based investment approaches, and the Fund is comprised of 100 stocks using 10 distinct “guru”-based models that utilize a wide variety of investment styles, including value, growth, momentum and income. Of the ten unique strategies, the Fund maintains a value investing bias and most of the fund holdings tend to be in the small and mid-capitalization areas of the market. These portfolio characteristics, which we believe have the potential to be positive contributors to the long term performance of the Fund, have influenced the Fund’s performance during the fiscal year as discussed below.

Fund and Individual Stock Performance

For the year ended November 30, 2017, the Fund returned 12.30% on a market price basis and 12.69% at NAV. For the year ended November 30, 2017, the top five positions in the Fund include Arista Networks, Sanderson Farms, Supernus Pharmaceuticals, Grupo Financiero Galicia and Banco Macro SA.

For comparison purposes, the S&P 500 Index, on a total return basis, was up 22.87% for the year ended November 30, 2017 while the Russell 2000 Index was up 18.34%.

According to Morningstar, the Fund has approximately 73% of its holdings in medium, small and microcap companies. In addition, the Fund’s holding carry a Price-to-Earnings ratio of 13.4 and a Price-to-Book ratio of 1.82. As the data shows, the Fund continues to maintain a small cap company and value stock basis as these are the areas where our strategies are finding the most value in today’s market. Similar to a few of the past years, small cap stocks have underperformed large cap stocks and growth stocks have outperformed value stocks - two trends that have negatively impacted our performance.

We thank you for putting your investment in the Validea Market Legends ETF and for putting your trust in our guru-based investing system and strategies.

Sincerely,

John P. Reese
Chief Executive Officer, Adviser to the Fund

Validea Market Legends ETF

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice. Must be preceded or accompanied by a current prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk. Principal loss is possible. The Validea Market Legends ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. Shares are not individually redeemable from the Fund and may be acquired or tendered in large creation units only. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in foreign and emerging markets securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe.

Price-to-Earnings Ratio is the ratio of valuing a company that measures its current share price relative to its per-share earnings

Price-to-Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The indexes do not reflect any management fees, transaction costs, or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Validea Capital Management, LLC (“Validea Capital”) is the Adviser to the Validea Market Legends ETF which is distributed by Quasar Distributors, LLC.

Validea Market Legends ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Returns		Inception
Period Ending November 30, 2017	1 Year	(12/9/14)
Validea Market Legends ETF—NAV	12.69%	5.24%
Validea Market Legends ETF—Market	12.30%	5.23%
S&P 500 Index	22.87%	11.12%
Russell 2000 Index	18.34%	10.76%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 9, 2014 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Validea Market Legends ETF

PORTFOLIO ALLOCATION
As of November 30, 2017 (Unaudited)

Percent of
Sector	Net Assets
Manufacturing	35.2%
Finance and Insurance	15.8
Information	9.9
Retail Trade	9.5
Mining, Quarrying, and Oil and Gas Extraction	5.8
Professional, Scientific, and Technical Services	5.3
Wholesale Trade	4.6
Real Estate and Rental and Leasing	4.3
Administrative and Support and Waste Management
and Remediation Services	3.8
Utilities	1.2
Transportation and Warehousing	0.9
Construction	0.8
Management of Companies and Enterprises	0.8
Accommodation and Food Services	0.7
Short-Term Investments	0.7
Educational Services	0.6
Other Assets in Excess of Liabilities	0.1
Rights	0.0
Total	100.0%

Validea Market Legends ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares	Security Description	Value

	COMMON STOCKS – 96.2%

	Accommodation and Food Services – 0.7%
12,773	Bojangles’, Inc. (a)	$171,797

	Administrative and Support and Waste
	Management and Remediation Services – 3.8%
2,367	ManpowerGroup, Inc.	305,106
4,029	On Assignment, Inc. (a)	257,695
10,221	Yirendai, Ltd. – ADR	407,409
		970,210

	Construction – 0.8%
8,158	Tutor Perini Corporation (a)	205,582

	Educational Services – 0.6%
9,179	Bright Scholar Education Holdings, Ltd. – ADR (a)	167,241

	Finance and Insurance – 13.9%
5,646	Assured Guaranty, Ltd.	205,006
6,346	Bank of New York Mellon Corporation	347,380
4,127	Bank of the Ozarks, Inc.	199,004
10,954	BBVA Banco Frances S.A. – ADR	230,582
8,716	BofI Holding, Inc. (a)	240,910
3,262	Federal Agricultural Mortgage Corporation	242,203
9,179	Grupo Supervielle S.A. – ADR	241,408
8,039	H&R Block, Inc.	210,461
4,747	HealthEquity, Inc. (a)	246,227
7,589	Moelis & Company	363,513
1,268	SVB Financial Group (a)	288,648
1,638	UnitedHealth Group, Inc.	373,742
10,881	Waddell & Reed Financial, Inc.	220,884
4,052	Walker & Dunlop, Inc. (a)	199,683
		3,609,651

	Information – 8.8%
3,985	Argan, Inc.	235,115
6,312	AT&T, Inc.	229,630
20,579	Entercom Communications Corporation	238,716
1,883	Facebook, Inc. (a)	333,630
22,138	Mobile TeleSystems PJSC – ADR	229,571
8,219	MSG Networks, Inc. (a)	146,709

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information (Continued)
536	NetEase, Inc. – ADR	$176,189
6,472	Nippon Telegraph & Telephone Corporation – ADR	336,932
7,606	TEGNA, Inc.	101,008
5,158	Verizon Communications, Inc.	262,491
		2,289,991

	Management of Companies and Enterprises – 0.8%
4,830	ServisFirst Bancshares, Inc.	202,812

	Manufacturing – 35.2%
4,306	Advanced Energy Industries, Inc. (a)	322,821
2,153	Arista Networks, Inc. (a)	501,907
43,002	AU Optronics Corporation – ADR	181,469
23,965	Callaway Golf Company	347,732
6,131	Cooper Tire & Rubber Company	225,314
12,169	Corcept Therapeutics, Inc. (a)	218,312
7,224	Corning, Inc.	233,985
4,769	Cutera, Inc. (a)	195,768
4,077	Deluxe Corporation	289,875
8,555	Finisar Corporation (a)	171,186
24,146	Fossil Group, Inc. (a)	170,954
3,283	Gilead Sciences, Inc.	245,503
5,618	Greenbrier Companies, Inc.	280,900
2,460	Heska Corporation (a)	211,142
14,205	HP, Inc.	304,697
3,262	InterDigital, Inc.	248,238
1,699	IPG Photonics Corporation (a)	389,037
9,736	LeMaitre Vascular, Inc.	320,607
4,705	Magna International, Inc.	263,480
5,369	Michael Kors Holdings, Ltd. (a)	313,764
4,229	Micron Technology, Inc. (a)	179,267
11,191	Nautilus, Inc. (a)	146,602
58,256	PDL BioPharma, Inc. (a)	169,525
10,801	Rudolph Technologies, Inc. (a)	262,464
2,038	Sanderson Farms, Inc.	345,828
6,848	Sanmina Corporation (a)	232,832

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Manufacturing (Continued)
6,113	Skechers U.S.A., Inc. (a)	$214,566
13,717	Super Micro Computer, Inc. (a)	302,460
7,378	Taiwan Semiconductor Manufacturing
	Company, Ltd. – ADR	292,169
1,988	Taro Pharmaceutical Industries, Ltd. (a)	213,312
2,470	Tech Data Corporation (a)	238,849
9,136	Ternium S.A. – ADR	260,924
1,967	United Therapeutics Corporation (a)	255,690
5,325	Universal Forest Products, Inc.	208,527
4,877	USANA Health Sciences, Inc. (a)	349,681
		9,109,387

	Mining, Quarrying, and Oil and Gas Extraction – 5.8%
3,236	Arch Coal, Inc.	267,164
6,441	BHP Billiton PLC – ADR	234,259
62,209	IAMGOLD Corporation (a)	337,795
4,011	LUKOIL PJSC – ADR	224,416
16,160	Renewable Energy Group, Inc. (a)	183,416
24,937	Vale S.A. – ADR	266,826
		1,513,876

	Professional, Scientific, and Technical Services – 5.3%
4,963	CGI Group, Inc. (a)	261,997
14,703	Interpublic Group of Cos, Inc.	290,825
7,479	Kinsale Capital Group, Inc.	333,489
3,980	MAXIMUS, Inc.	274,938
6,636	NetScout Systems, Inc. (a)	206,048
		1,367,297

	Real Estate and Rental and Leasing – 4.3%
9,802	AGNC Investment Corporation #	195,060
24,277	Annaly Capital Management, Inc. #	283,312
12,877	Chimera Investment Corporation #	235,649
11,030	New Residential Investment Corporation #	195,121
7,174	Park Hotels & Resorts, Inc. #	209,481
		1,118,623

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Retail Trade – 9.5%
8,877	Dick’s Sporting Goods, Inc.	$261,517
2,844	Dillard’s, Inc.	170,924
12,150	DSW, Inc.	259,160
6,053	Five Below, Inc. (a)	374,075
8,134	Genesco, Inc. (a)	252,967
1,551	McKesson Corporation	229,145
4,002	Signet Jewelers, Ltd.	209,265
8,017	United Natural Foods, Inc. (a)	384,976
10,309	Urban Outfitters, Inc. (a)	320,816
		2,462,845

	Transportation and Warehousing – 0.9%
4,643	Delta Air Lines, Inc.	245,708

	Utilities – 1.2%
29,957	Cia de Saneamento Basico do
	Estado de Sao Paulo – ADR	298,671

	Wholesale Trade – 4.6%
9,150	Gentherm, Inc. (a)	329,400
1,365	Huntington Ingalls Industries, Inc.	329,879
3,346	Paycom Software, Inc. (a)	274,372
9,164	Schnitzer Steel Industries, Inc.	267,589
		1,201,240
	TOTAL COMMON STOCKS (Cost $22,037,700)	24,934,931

	PREFERRED STOCKS – 3.0%

	Finance and Insurance – 1.9%
6,025	Bancolombia S.A. – ADR	232,625
20,486	Itau Unibanco Holdings S.A. – ADR	257,100
		489,725

	Information – 1.1%
18,777	Telefonica Brasil S.A. – ADR	273,393
	TOTAL PREFERRED STOCKS (Cost $732,883)	763,118

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	RIGHTS – 0.0%
3,881	Safeway Casa Ley (a)^	$—
3,881	Safeway PDC, LLC (a)^	—
	TOTAL RIGHTS (Cost $0)	—

	SHORT-TERM INVESTMENTS – 0.7%
179,704	Morgan Stanley Institutional Liquidity Funds –
	Treasury Portfolio – Institutional Class, 0.98% *	179,704
	TOTAL SHORT-TERM INVESTMENTS (Cost $179,704)	179,704
	TOTAL INVESTMENTS – 99.9% (Cost $22,950,287)	25,877,753
	Other Assets in Excess of Liabilities – 0.1%	21,037
	NET ASSETS – 100.0%	$25,898,790

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
#	Real Estate Investments Trust (“REIT”)
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
^	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
*	Rate shown is the annualized seven-day yield as of November 30, 2017.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017

ASSETS
Investments in securities, at value (Cost $22,950,287)	$25,877,753
Dividends and interest receivable	36,263
Cash	1,240
Total assets	25,915,256

LIABILITIES
Management fees payable	16,466
Total liabilities	16,466

NET ASSETS	$25,898,790

Net assets consist of:
Paid-in capital	$23,273,975
Undistributed (accumulated) net investment income (loss)	196,819
Accumulated net realized gain (loss) on investments	(499,470)
Net unrealized appreciation (depreciation) on investments	2,927,466
Net assets	$25,898,790

Net asset value:
Net assets	$25,898,790
Shares outstanding^	900,000
Net asset value, offering and redemption price per share	$28.78

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2017

INCOME
Dividends (net of foreign taxes withheld of $15,511)	$434,406
Interest	1,010
Total investment income	435,416

EXPENSES
Management fees	187,875
Total expenses	187,875
Net investment income (loss)	247,541

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,442,590
Long-term capital gain distributions
from regulated investment companies	66
Change in unrealized appreciation (depreciation) of investments	(852,752)
Net realized and unrealized gain (loss) on investments	2,589,904
Net increase (decrease) in net assets
resulting from operations	$2,837,445

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2017	November 30, 2016
OPERATIONS
Net investment income (loss)	$247,541	$139,001
Net realized gain (loss) on investments	3,442,656	(1,431,656)
Change in unrealized appreciation
(depreciation) on investments	(852,752)	2,588,480
Net increase (decrease) in net assets
resulting from operations	2,837,445	1,295,825

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(189,722)	(61,095)
Total distributions to shareholders	(189,722)	(61,095)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	1,362,805	—
Payments for shares redeemed	—	(2,346,960)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,362,805	(2,346,960)
Net increase (decrease) in net assets	$4,010,528	$(1,112,230)

NET ASSETS
Beginning of year	$21,888,262	$23,000,492
End of year	$25,898,790	$21,888,262
Undistributed (accumulated) net
investment income (loss)	$196,819	$139,000

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	November 30, 2017	November 30, 2016
	Shares	Shares
Subscriptions	50,000	—
Redemptions	—	(100,000)
Net increase (decrease)	50,000	(100,000)

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2017	2016	2015(1)
Net asset value,
beginning of year/period	$25.75	$24.21	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment
income (loss)(2)	0.28	0.15	0.05
Net realized and unrealized
gain (loss) on investments	2.97	1.45	(0.84)
Total from
investment operations	3.25	1.60	(0.79)

DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from:
Net investment income	(0.22)	(0.06)	—
Total distributions	(0.22)	(0.06)	—

Net asset value,
end of year/period	$28.78	$25.75	$24.21

Total return	12.69%	6.65%	(3.16	)%(3)

SUPPLEMENTAL DATA:
Net assets at
end of year/period (000’s)	$25,899	$21,888	$23,000

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	1.04%	0.66%	0.22	%(4)

Portfolio turnover rate(5)	133%	124%	103	%(3)

(1)	Commencement of operations on December 9, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017

NOTE 1 – ORGANIZATION

Validea Market Legends ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation, with a secondary focus on income. The Fund commenced operations on December 9, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market LLC (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$24,934,931	$—	$—		$24,934,931
Preferred Stocks	763,118	—	—		763,118
Rights	—	—	—	*	—
Short-Term Investments	179,704	—	—		179,704
Total Investments
in Securities	$25,877,753	$—	$—		$25,877,753

^	See Schedule of Investments for breakout of investments by sector.

*
As of the year ended November 30, 2017, the Fund holds rights that are fair valued at $0 and classified as Level 3. The rights were also classified as Level 3 as of November 30, 2016, and there was no activity during the fiscal year. As such, a rollforward of Level 3 assets is not provided.

Transfers between levels are recognized at the end of the reporting period. During the year ended November 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to in-kind redemptions from underlying investments.

For the year ended November 30, 2017, the following table shows the reclassifications made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$—	$(299)	$299

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to November 30, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Validea Capital Management, LLC.  (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended November 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $31,589,007 and $31,470,105, respectively.

During the year ended November 30, 2017, there were no purchases or sales of U.S. Government securities.

During the year ended November 30, 2017, in-kind transactions associated with creations were $1,330,323 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of November 30, 2017 were as follows:

Tax cost of investments	$23,038,036
Gross tax unrealized appreciation	3,481,582
Gross tax unrealized depreciation	(641,865)
Total unrealized appreciation/(depreciation)	$2,839,717
Undistributed ordinary income	196,819
Undistributed long term capital gains	—
Total distributable earnings	196,819
Other accumulated gain/(loss)	(411,721)
Total accumulated gain/(loss)	$2,624,815

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in the recognizing of wash sales.

At November 30, 2017, the Fund had no post-October capital losses or late-year ordinary losses.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

At November 30, 2017, the Fund had a short-term capital loss carryforward of $411,721. This amount does not have an expiration date.  During the year ended November 30, 2017, the Fund utilized $3,415,279 of its capital loss carryforward.

The tax character of distributions paid by the Fund during the year ended November 30, 2017 and the year ended November 30, 2016 were as follow:

	Year Ended	Year Ended
	November 30, 2017	November 30, 2016
Ordinary Income	$189,722	$61,095
Capital Gains	$—	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Validea Market Legends ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Validea Market Legends ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Validea Market Legends ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Validea Market Legends ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Validea Market Legends ETF as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
January 26, 2018

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	27	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (35
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder, President,	27	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	27	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

Validea Market Legends ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice
Born: 1982	Compliance	term;	President, USBFS (2014–2015); Assistant Vice
	Officer	since 2015	President, USBFS (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant Vice
Born: 1982	Treasurer	term;	President, USBFS (2012–2017); USBFS (2005–2012).
since 2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, USBFS (since 2008).
Born: 1983	Treasurer	term;
since 2017

The Statement of Additional Information includes additional information about the Trustees as is available without charge, upon request, by calling toll free
(800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Validea Market Legends ETF

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2017 (Unaudited)

As a shareholder of Validea Market Legends ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2017	November 30, 2017	During the Period(1)
Actual	$1,000.00	$1,090.60	$4.14
Hypothetical (5% annual	$1,000.00	$1,021.11	$4.00
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Validea Market Legends ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended November 30, 2017, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2017 was 96.95%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.valideafunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.valideafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.valideafunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Validea Capital Management, LLC
363 Ridgewood Road
West Hartford, Connecticut  06107

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

Validea Market Legends ETF
Symbol – VALX
CUSIP – 26922A883

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$14,500	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2017	FYE 11/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    February 8, 2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    February 8, 2018